Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table (SCT) Total for Principal Executive Officer (PEO)(1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non- PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (5)	Net (loss) Income) (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$456,461	$701,902	$339,341	$455,363	$175	$(19,979,000)

2023	$748,095	$999,730	$542,263	$661,212	$124	$485,000

2022	$416,140	$276,985	$317,086	$250,745	$56	$(3,816,000)

Named Executive Officers, Footnote [Text Block]
(1)	Reflect amount for Mark Duff, President and CEO for each corresponding year in the “Total Compensation” column of the Summary Compensation Table above.

PEO Total Compensation Amount	[1]	$ 456,461	$ 748,095	$ 416,140
PEO Actually Paid Compensation Amount	[2]	$ 701,902	999,730	276,985
Adjustment To PEO Compensation, Footnote [Text Block]

	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
Year	($)	($)	($)	($)
2024	$456,461	$-	$245,441	$701,902

2023	$748,095	$(140,840)	$392,475	$999,730

2022	$416,140	$-	$(139,155)	$276,985

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Award Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Award Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2024	$-	$200,408	$-	$45,033	$-	$-	$245,441

2023	$245,070	$101,015	$-	$46,390	$-	$-	$392,475

2022	$-	$(99,870)	$-	$(39,285)	$-	$-	$(139,155)

Non-PEO NEO Average Total Compensation Amount	[3]	$ 339,341	542,263	317,086
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 455,363	661,212	250,745
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
Year	($)	($)	($)	($)
2024	$339,341	$-	$116,022	$455,363

2023	$542,263	$(65,390)	$184,339	$661,212

2022	$317,086	$-	$(66,341)	$250,745

(a) The amount deducted or added in calculating the total average equity adjustments are as follows:

	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Award Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Year over Year Change in Fair Value of Equity Award Granted in Prior Years that Vested in the Year	Average End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Total Equity Award Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2024	$-	$94,968	$-	$21,054	$-	$-	$116,022

2023	$113,783	$48,478	$-	$22,078	$-	$-	$184,339

2022	$-	$(48,134)	$-	$(18,207)	$-	$-	$(66,341)

Total Shareholder Return Amount	[5]	$ 175	124	56
Net Income (Loss) Attributable to Parent	[6]	$ (19,979,000)	485,000	(3,816,000)
Additional 402(v) Disclosure [Text Block]
(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Duff, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Duff during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Duff’s total compensation for each year to determine the “compensation actually paid” under Item 402(v) of Regulation S-K:

PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]		(140,840)
PEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	245,441	392,475	(139,155)
PEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			245,070
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Award Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		200,408	101,015	(99,870)
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Year Over Year Change in Fair Value of Equity Award Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		45,033	46,390	(39,285)
PEO [Member] | Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		245,441	392,475	(139,155)
PEO [Member] | Average Reported Value of Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(65,390)
PEO [Member] | Average Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		116,022	184,339	(66,341)
Non-PEO NEO [Member] | Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			113,783
Non-PEO NEO [Member] | Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Award Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		94,968	48,478	(48,134)
Non-PEO NEO [Member] | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Year Over Year Change in Fair Value of Equity Award Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		21,054	22,078	(18,207)
Non-PEO NEO [Member] | Average Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 116,022	$ 184,339	$ (66,341)

[1]	Reflect amount for Mark Duff, President and CEO for each corresponding year in the “Total Compensation” column of the Summary Compensation Table above.
[2]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Duff, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Duff during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Duff total compensation for each year to determine the “compensation actually paid” under Item 402(v) of Regulation S-K:
[3]	For fiscal year 2024, amount reflects the average of the amounts reported for the Company’s NEO as a group (excluding Mr. Duff) in the “Total Compensation” column of the Summary Compensation Table. For each of the fiscal years 2023 and 2022, the average amount reported also included Mr. Andrew Lombardo, who retired from the position of EVP of Nuclear and Technical Services effective January 1, 2024, and was no longer an executive officer of the Company. The names of each of the NEOs (excluding Mr. Duff) included for purposes of calculating the average amount for fiscal year 2024 were Ben Naccarato, CFO; Dr. Louis Centofanti, EVP of Strategic Initiatives; and Richard Grondin, EVP of Waste Treatment Operations. For each of fiscal years 2023 and 2022, the average amounts also included Andy Lombardo, who held the position of EVP of Nuclear and Technical Services and was an executive officer of the Company during the periods.
[4]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Duff), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to NEOs as a group (excluding Mr. Duff) during the applicable year. See Footnote (3) above for the NEOs (excluding Mr. Duff) included for each of the fiscal years. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Duff) for each year to determine the compensation actually paid, using the same methodology described in Note (2):
[5]	Reflects total shareholder return (“TSR”) based on a fixed investment of $100 on January 3, 2022.
[6]	The dollar amounts reported represent the amount of net (loss) income reflected in our consolidated audited financial statements for the applicable year.
[7]	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.
[8]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows: